Equity (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of Share Capital	Composition of share capital as of June 30, 2024, June 30, 2023, and December 31, 2023:
	June 30, 2024		December 31, 2023		June 30, 2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares, no par value	75,000,000	3,586,104	75,000,000	706,683	75,000,000	282,782

Schedule of Issued and Outstanding Share Capital	Issued and outstanding share capital:
Number of ordinary shares
Balance at January 1, 2024	706,683

Issuance of share capital – in respect of Standby Equity Purchase Agreement (Note 6j)	980,452

Shares issued to consultants (Note 6e)	5,869

Issuance of share in respect of exercise of pre-funded October 2023 Warrants (Note 6i)	1,893,100

Balance at June 30, 2024	3,586,104